Morgan Stanley Special Value Fund
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2003

Dear Shareholder:
The past six months saw the end of yet another difficult year for the equity markets. Weighed down by weak earnings, geopolitical concerns and ongoing corporate scandals, the markets have not been able to sustain a rally that started in October and continued into November. The start of 2003 has seen more of the same, as the year opened on a weak note in January.

Amid very negative market psychology, small-cap value indexes have continued to be the market leaders for most of the period, continuing a trend that began in March 2000. The gap between the small-cap and large-cap indexes narrowed considerably, though, and large caps have actually outperformed small caps on a year-to-date basis. The past year saw the worst calendar year performance for the Russell 2000 Index since its inception in 1979.* The start of the year 2003 did not provide much encouragement as the markets tried to rally but finished the month down.


Performance and Portfolio Strategy
For the six-month period ended January 31, 2003, Morgan Stanley Special Value Fund's Class A, B, C and D shares returned -6.34 percent, -6.73 percent, -6.80 percent and -6.27 percent, respectively. For the same period, the Russell 2000 Index returned -4.44 percent. The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

The Fund's underperformance relative to its benchmark can be attributed primarily to stock selection, particularly in the technology, health-care and materials and processing sectors. However, the Fund was aided by an overweighted position in energy, and stock selection within the energy sector. In accordance with the Fund's strict valuation methodology, the portfolio management team eliminated holdings that had reached the team's price targets.

The Fund continues to follow a bottom-up, value-oriented investment strategy that focuses on stock selection rather than sector selection. The Fund looks for companies that the portfolio management team believes are underpriced, selling at low values relative to earnings, free cash flow, book value and asset value. Beyond simply investing in what they believe are attractively priced companies, however, the team seeks to identify catalysts that may lead to better market valuations for these companies.

The Fund has recently trimmed the number of positions held in the portfolio. This move will allow the portfolio management team to concentrate its efforts on the Fund's larger holdings and on identifying

--------------
* The Russell 2000 Index is a capitalization-weighted index, which is comprised of the 2000 smallest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Special Value Fund
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2003 continued

new investment opportunities. The portfolio management team has found attractively valued companies with strong fundamentals in energy, insurance and technology. In the team's opinion, all of these companies share conservative accounting practices and attractive balance sheets, which should help them weather the current market weakness, gain market share and emerge as long-term positive investments.


Looking Ahead
The current investment environment leads us to be cautious. The refinancing boom that has helped to support the consumer and the economy for some time may be coming to an end. The capacity glut created in many industries by the overspending of the late 1990s has restrained business capital expenditures. This weak backdrop is also exacerbated by cost pressures faced by many companies in such areas as health care, insurance, energy and pensions. Despite this outlook, we believe that the intense fundamental research the Fund managers carry out and the strict adherence they apply to its stringent buy/sell valuation criteria should position the Fund well for the long term.

We appreciate your ongoing support of Morgan Stanley Special Value Fund and look forward to continuing to serve your investment needs.


Very truly yours,

[GRAPHIC OMITTED]                        [GRAPHIC OMITTED]

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin

Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

Morgan Stanley Special Value Fund
FUND PERFORMANCE o JANUARY 31, 2003

          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED JANUARY 31, 2003
--------------------------------------------------------------------------------


                     CLASS A SHARES*
----------------------------------------------------------
1 Year                        (18.01) %(1)   (22.32) %(2)
5 Years                       4.04 %(1)      2.92 %(2)
Since Inception (7/28/97)     4.87 %(1)      3.85 %(2)


                     CLASS C SHARES+
----------------------------------------------------------
1 Year                        (18.68) %(1)   (19.49) %(2)
5 Years                       3.28 %(1)      3.28 %(2)
Since Inception (7/28/97)     4.10 %(1)      4.10 %(2)



                     CLASS B SHARES**
-----------------------------------------------------------
1 Year                         (18.67) %(1)   (22.73) %(2)
5 Years                        3.25 %(1)      2.90 %(2)
Since Inception (10/29/96)     6.84 %(1)      6.84 %(2)


             CLASS D SHARES++
---------------------------------------------
1 Year                        (17.83) %(1)
5 Years                       4.26 %(1)
Since Inception (7/28/97)     5.11 %(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.



------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2003 (unaudited)




 NUMBER OF
   SHARES                                                          VALUE
-------------                                                  -------------
                       Common Stocks (96.1%)
                       Aerospace & Defense (2.0%)
  491,000              DRS Technologies Inc.* ..............   $ 12,888,750
                                                               ------------
                       Agricultural Commodities/
                         Milling (1.1%)
  339,100              Delta & Pine Land Co. ...............      6,832,865
                                                               ------------
                       Apparel/Footwear (0.7%)
  416,900              Maxwell Shoe Co., Inc.
                         (Class A)* ........................      4,573,393
                                                               ------------
                       Auto Parts: O.E.M. (0.5%)
  911,000              Tower Automotive, Inc.* .............      3,179,390
                                                               ------------
                       Biotechnology (2.0%)
1,551,900              Bio-Technology General
                         Corp.* ............................      3,895,269
  690,000              Diversa Corp.* ......................      5,727,000
  670,200              Ligand Pharmaceuticals Inc.
                         (Class B)* ........................      3,123,132
                                                               ------------
                                                                 12,745,401
                                                               ------------
                       Building Products (0.6%)
  314,700              AZZ Inc.* ...........................      3,729,195
                                                               ------------
                       Chemicals: Specialty (1.3%)
  288,800              Cytec Industries, Inc.* .............      8,424,296
                                                               ------------
                       Commercial Printing/Forms (1.4%)
  755,000              Moore Corp. Ltd. (Canada)* ..........      9,218,550
                                                               ------------
                       Computer Peripherals (1.4%)
  418,200              Storage Technology Corp.* ...........      9,242,220
                                                               ------------
                       Containers/Packaging (0.8%)
  355,442              Rock-Tenn Co. (Class A) .............      4,880,219
                                                               ------------
                       Electric Utilities (1.5%)
  470,300              PNM Resources Inc. ..................      9,928,033
                                                               ------------
                       Electronic Components (0.6%)
   95,000              Amphenol Corp. (Class A)* ...........      3,871,250
                                                               ------------
                       Electronic Equipment/Instruments (0.6%)
  268,100              Paxar Corp.* ........................      3,994,690
                                                               ------------
                       Electronics/Appliance Stores (1.2%)
  532,200              Movie Gallery, Inc.* ................      7,477,410
                                                               ------------
                       Electronics/Appliances (0.9%)
1,200,000              Lo-Jack Corp.* ......................      5,953,200
                                                               ------------


 NUMBER OF
   SHARES                                                          VALUE
-------------                                                  -------------
                       Engineering & Construction (0.5%)
  241,500              Shaw Group Inc. (The)* ..............   $  3,284,400
                                                               ------------
                       Finance/Rental/Leasing (0.5%)
  169,000              IndyMac Bancorp, Inc. ...............      3,307,330
                                                               ------------
                       Food: Specialty/Candy (2.2%)
  285,000              Riviana Foods, Inc. .................      7,330,200
  739,400              Topps Co., Inc. (The)* ..............      6,514,114
                                                               ------------
                                                                 13,844,314
                                                               ------------
                       Gas Distributors (2.4%)
  671,600              AGL Resources, Inc. .................     15,346,060
                                                               ------------
                       Home Furnishings (0.8%)
  239,400              Furniture Brands International,
                         Inc.* .............................      5,130,342
                                                               ------------
                       Hotels/Resorts/Cruiselines (0.7%)
  568,700              Prime Hospitality Corp.* ............      4,316,433
                                                               ------------


                       Industrial Machinery (0.8%)
  341,000              CIRCOR International, Inc. ..........      5,404,850
                                                               ------------
                       Information Technology
                       Services (3.6%)
1,714,600              BearingPoint, Inc.* .................     13,528,194
  140,500              Black Box Corp. .....................      5,768,930
  633,300              RSA Security, Inc.* .................      3,489,483
                                                               ------------
                                                                 22,786,607
                                                               ------------
                       Insurance Brokers/Services (1.3%)
  253,400              CorVel Corp.* .......................      8,466,094
                                                               ------------
                       Internet Retail (0.7%)
  694,500              1-800-Flowers.com, Inc.
                         (Class A)* ........................      4,542,030
                                                               ------------
                       Internet Software/Services (0.5%)
1,981,000              Vignette Corp.* .....................      3,110,170
                                                               ------------
                       Investment Banks/Brokers (1.1%)
  416,800              Van Der Moolen Holding (ADR)
                         (Netherlands) .....................      7,248,152
                                                               ------------
                       Life/Health Insurance (5.8%)
1,239,400              Reinsurance Group of
                         America, Inc. .....................     35,607,962
   90,700              Scottish Annuity & Life
                         Holdings, Ltd. ....................      1,623,530
                                                               ------------
                                                                 37,231,492
                                                               ------------

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2003 (unaudited) continued




  NUMBER OF
   SHARES                                                         VALUE
--------------                                                ------------
                       Medical/Nursing Services (3.7%)
1,027,800              Apria Healthcare Group, Inc.*.......   $ 23,690,790
                                                              ------------
                       Miscellaneous Commercial
                         Services (3.6%)
  510,200              GP Strategies Corp.* ...............      2,408,144
  478,200              MAXIMUS, Inc.* .....................     11,424,198
  410,000              Navigant International, Inc.* ......      4,985,600
  524,400              Wackenhut Corrections
                         Corp.* ...........................      4,562,280
                                                              ------------
                                                                23,380,222
                                                              ------------
                       Miscellaneous Manufacturing (3.0%)
  189,600              Ametek, Inc. .......................      6,541,200
  211,000              Osmonics, Inc. .....................      3,620,760
  305,100              Varian, Inc.* ......................      8,893,665
                                                              ------------
                                                                19,055,625
                                                              ------------
                       Oil & Gas Production (7.8%)
  475,000              Cabot Oil & Gas Corp.
                         (Class A) ........................     11,167,250
  805,200              Hurricane Hydrocarbons Ltd.
                         (Class A) (Canada)* ..............      8,615,640
  328,300              St. Mary Land & Exploration
                         Co. ..............................      8,115,576
  650,000              Stone Energy Corp.* ................     22,106,500
                                                              ------------
                                                                50,004,966
                                                              ------------
                       Oil Refining/Marketing (0.7%)
1,024,700              Tesoro Petroleum Corp.* ............      4,201,270
                                                              ------------
                       Oilfield Services/Equipment (2.8%)
  950,000              Superior Energy Services, Inc.*.          7,552,500
  557,600              Universal Compression
                         Holdings, Inc.* ..................     10,566,520
                                                              ------------
                                                                18,119,020
                                                              ------------
                       Other Consumer Services (1.5%)
  526,000              Ambassadors Group, Inc.* ...........      6,622,340
  321,000              Ambassadors International,
                         Inc.* ............................      2,949,990
                                                              ------------
                                                                 9,572,330
                                                              ------------
                       Other Metals/Minerals (0.8%)
  309,000              Olin Corp. .........................      4,981,080
                                                              ------------


 NUMBER OF
   SHARES                                                         VALUE
------------                                                  ------------
                       Packaged Software (2.3%)
1,821,200              MSC. Software Corp.* ...............   $ 14,642,448
                                                              ------------
                       Precious Metals (0.4%)
  176,000              Apex Silver Mines Ltd.* ............      2,731,520
                                                              ------------
                       Property - Casualty Insurers (2.7%)
  320,000              IPC Holdings, Ltd. (Bermuda)........      9,276,800
  120,000              Platinum Underwriters
                         Holdings Ltd. (Bermuda)* .........      2,958,000
  135,500              RenaissanceRe Holdings, Ltd.
                         (Bermuda) ........................      5,321,085
                                                              ------------
                                                                17,555,885
                                                              ------------
                       Publishing: Books/Magazines (0.6%)
  100,000              Scholastic Corp.* ..................      3,561,900
                                                              ------------
                       Real Estate Development (2.0%)
  384,800              LNR Property Corp. .................     13,113,984
                                                              ------------
                       Real Estate Investment Trusts (4.0%)
  150,000              Glenborough Realty Trust Inc........      2,517,000
  276,400              Mid-Atlantic Realty Trust ..........      4,690,508
  202,100              Parkway Properties, Inc. ...........      6,891,610
  315,300              U.S. Restaurant Properties .........      4,537,167
  421,500              United Dominion Realty Trust,
                         Inc. .............................      6,739,785
                                                              ------------
                                                                25,376,070
                                                              ------------
                       Recreational Products (0.8%)
  274,900              Action Performance
                         Companies, Inc. ..................      4,843,738
                                                              ------------
                       Regional Banks (5.6%)
  410,906              Commerce Bancshares, Inc. ..........     16,091,079
  332,252              Independent Bank Corp. -
                         Michigan .........................      6,934,099
  222,828              Integra Bank Corp. .................      3,794,761
  184,200              Provident Bankshares Corp. .........      4,437,378
  200,000              R&G Financial Corp. (Class B)
                         (Puerto Rico) ....................      4,418,000
                                                              ------------
                                                                35,675,317
                                                              ------------
                       Restaurants (1.1%)
  399,400              AFC Enterprises, Inc.* .............      7,344,966
                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS [|] JANUARY 31, 2003 (unaudited) continued




 NUMBER OF
   SHARES                                                       VALUE
-------------                                                ------------
                        Savings Banks (2.2%)
  471,746               First Niagra Financial Group,
                          Inc. ...........................   $ 5,472,261
  111,400               MAF Bancorp, Inc. ................     3,893,430
  135,736               MB Financial, Inc. ...............     4,764,334
                                                             -----------
                                                              14,130,025
                                                             -----------
                        Semiconductors (2.9%)
  765,000               02Micro International Ltd.
                          (Cayman Islands)* ..............     6,938,550
1,579,400               Integrated Silicon Solution,
                          Inc.* ..........................     4,769,788
  334,200               Integrated Circuit Systems,
                          Inc.* ..........................     7,018,200
                                                             -----------
                                                              18,726,538
                                                             -----------
                        Services to the Health Industry (1.0%)
  204,100               Pharmaceutical Product
                          Development, Inc.* .............     6,092,385
                                                             -----------
                        Specialty Stores (1.0%)
  268,300               Claire's Stores, Inc. ............     6,283,586
                                                             -----------
                        Specialty
                          Telecommunications (0.8%)
  400,400               Asia Satellite
                          Telecommunications
                          Holdings Ltd. (ADR)
                          (Hong Kong) ....................     4,844,840
                                                             -----------
                        Steel (1.0%)
  333,200               Reliance Steel & Aluminum
                          Co. ............................     6,297,480
                                                             -----------
                        Telecommunication
                          Equipment (0.5%)
  104,400               Adtran, Inc.* ....................     3,513,060
                                                             -----------
                        Textiles (0.9%)
  247,300               Albany International Corp.
                          (Class A) ......................     5,853,591
                                                             -----------
                        Trucks/Construction/Farm
                          Machinery (1.8%)
1,024,600               CNH Global N.V.
                          (Netherlands) ..................     3,227,490
  721,200               Terex Corp.* .....................     8,142,348
                                                             -----------
                                                              11,369,838
                                                             -----------


 NUMBER OF
   SHARES                                                       VALUE
------------                                                 -----------
                        Wholesale Distributors (3.1%)
  592,000               School Specialty, Inc.* ..........   $11,662,400
  600,000               TBC Corp.* .......................     8,160,000
                                                             -----------
                                                              19,822,400
                                                             -----------
                        Total Common Stocks
                        (Cost $663,934,682)...............   615,742,010
                                                             -----------
                        Convertible Preferred Stock (0.8%)
                        Specialty Telecommunications
  200,000               Crown Castle International
                          Corp. $3.13 (Cost $3,237,500)...     5,000,000
                                                             -----------
PRINCIPAL
AMOUNT IN
THOUSANDS
--------
                        Corporate Bond (0.5%)
                        Oil & Gas Production
$   3,300               Hurricane Hydrocarbons Ltd.
                          (Canada) 12.00% due
                          08/04/06
                          (Cost $3,235,193)...............     3,366,000
                                                             -----------
                        Short-Term Investment (2.6%)
                        Repurchase Agreement
   16,321               Joint repurchase agreement
                          account 1.33% due
                          02/03/03 (dated
                          01/31/03; proceeds
                          $16,322,809) (a)
                          (Cost $16,321,000)..............    16,321,000
                                                             -----------


Total Investments
(Cost $686,728,375) (b).........   100.0%         640,429,010
Other Assets in Excess of
Liabilities ....................     0.0              300,001
                                   ------         -----------
Net Assets .....................   100.0%        $640,729,011
                                   =====         ============

---------------------------
ADR          American Depository Receipt.
 *           Non-income producing security.
(a)          Collateralized by federal agency and U.S. Treasury obligations.
(b)          The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $52,538,763 and the aggregate gross unrealized depreciation is $98,838,128, resulting in net unrealized depreciation of $46,299,365.

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2003 (unaudited)



Assets:
Investments in securities, at value
 (cost $686,728,375)..............................................     $640,429,010
Receivable for:
  Investments sold ...............................................        4,299,185
  Shares of beneficial interest sold .............................          676,233
  Dividends ......................................................          438,643
  Interest .......................................................          196,451
Prepaid expenses and other assets ................................           90,764
                                                                       ------------
  Total Assets ...................................................     $646,130,286
                                                                       ------------
Liabilities:
Payable for:
  Investments purchased ..........................................        3,421,776
  Shares of beneficial interest redeemed .........................          935,022
  Distribution fee ...............................................          453,243
  Investment management fee ......................................          421,344
Accrued expenses and other payables ..............................          169,890
                                                                       ------------
  Total Liabilities ..............................................        5,401,275
                                                                       ------------
  Net Assets .....................................................     $640,729,011
                                                                       ============
Composition of Net Assets:
Paid-in-capital ..................................................     $728,568,643
Net unrealized depreciation ......................................      (46,299,365)
Accumulated net investment loss ..................................       (2,124,093)
Accumulated net realized loss ....................................      (39,416,174)
                                                                       ------------
  Net Assets .....................................................     $640,729,011
                                                                       ============
Class A Shares:
Net Assets .......................................................      $52,130,099
Shares Outstanding (unlimited authorized, $.01 par value).........        4,104,470
  Net Asset Value Per Share ......................................           $12.70
                                                                             ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ................           $13.40
                                                                             ======
Class B Shares:
Net Assets .......................................................     $463,760,369
Shares Outstanding (unlimited authorized, $.01 par value).........       38,009,949
  Net Asset Value Per Share ......................................           $12.20
                                                                             ======
Class C Shares:
Net Assets .......................................................      $33,721,547
Shares Outstanding (unlimited authorized, $.01 par value).........        2,764,817
  Net Asset Value Per Share ......................................           $12.20
                                                                             ======
Class D Shares:
Net Assets .......................................................      $91,116,996
Shares Outstanding (unlimited authorized, $.01 par value).........        7,084,822
  Net Asset Value Per Share ......................................           $12.86
                                                                             ======


                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended January 31, 2003 (unaudited)



Net Investment Loss:
Income
Dividends (net of $3,567 foreign withholding tax).........      $  3,804,345
Interest .................................................           525,346
                                                                ------------
  Total Income ...........................................         4,329,691
                                                                ------------
Expenses
Investment management fee ................................         2,626,479
Distribution fee (Class A shares) ........................            66,901
Distribution fee (Class B shares) ........................         2,607,791
Distribution fee (Class C shares) ........................           186,176
Transfer agent fees and expenses .........................           909,516
Shareholder reports and notices ..........................            67,824
Registration fees ........................................            57,489
Custodian fees ...........................................            31,273
Professional fees ........................................            24,626
Trustees' fees and expenses ..............................             7,184
Other ....................................................             8,187
                                                                ------------
  Total Expenses .........................................         6,593,446
                                                                ------------
  Net Investment Loss ....................................        (2,263,755)
                                                                ------------
Net Realized and Unrealized Loss:
Net realized loss ........................................       (26,707,966)
Net change in unrealized depreciation ....................       (21,746,116)
                                                                ------------
  Net Loss ...............................................       (48,454,082)
                                                                ------------
Net Decrease .............................................      $(50,717,837)
                                                                ============


                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                                FOR THE SIX      FOR THE YEAR
                                                                               MONTHS ENDED          ENDED
                                                                             JANUARY 31, 2003    JULY 31, 2002
                                                                            ------------------ ----------------
                                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss ....................................................... $ (2,263,755)        $  (4,016,880)
Net realized loss .........................................................  (26,707,966)          (11,071,207)
Net change in unrealized depreciation .....................................  (21,746,116)         (100,661,406)
                                                                            ------------         -------------
  Net Decrease ............................................................  (50,717,837)         (115,749,493)
                                                                            ------------         -------------
Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares ..........................................................            -              (129,017)
  Class C shares ..........................................................            -               (61,162)
  Class D shares ..........................................................            -              (248,250)
Net realized gain*
  Class A shares ..........................................................            -              (721,948)
  Class B shares ..........................................................            -           (12,218,457)
  Class C shares ..........................................................            -              (721,315)
  Class D shares ..........................................................            -            (1,151,770)
                                                                            ------------         -------------
  Total Dividends and Distributions .......................................            -           (15,251,919)
                                                                            ------------         -------------
Net increase (decrease) from transactions in shares of beneficial interest   (96,565,323)          373,033,725
                                                                            ------------         -------------
  Net Increase (Decrease) ................................................. (147,283,160)          242,032,313
Net Assets:
Beginning of period .......................................................  788,012,171           545,979,858
                                                                            ------------         -------------
End of Period
(Including an accumulated net investment loss of $2,124,093 and accumulated
undistributed net investment income of $139,662, respectively)............. $640,729,011         $ 788,012,171
                                                                            ============         =============
------------
 *    Includes short-term gains of:
   Class A shares .........................................................         -               $  153,028
   Class B shares .........................................................         -                2,589,902
   Class C shares .........................................................         -                  152,894
   Class D shares .........................................................         -                  244,137
                                                                            ------------            ----------
    Total short-term gains ................................................         -               $3,139,961
                                                                            ============            ==========


                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED)


1. Organization and Accounting Policies
Morgan Stanley Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in domestic equity securities of small capitalization companies. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED) continued

C. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

E. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day:
0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% to the portion of daily net assets exceeding $1 billion.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED) continued

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,641,541 at January 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4,531, $673,339 and $12,028, respectively and received $21,931 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2003 aggregated $179,255,838 and $235,268,596, respectively. Included in the aforementioned are purchases and sales of $3,546,728 and $4,846,634, respectively, with other Morgan Stanley funds, including a realized gain of $294,141.

For the six months ended January 31, 2003, the Fund incurred brokerage commissions of $57,598 with Morgan Stanley, & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS [|] JANUARY 31, 2003 (UNAUDITED) continued

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $80,000.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with such companies during the six months ended January 31, 2003 were as follows:




ISSUER                                          PURCHASES         SALES        INCOME        VALUE
-------------------------------------------   -------------   -------------   --------   -------------
AZZ Inc. ..................................    $ 8,268,248     $1,664,773        -        $ 3,729,195
Ambassadors Group, Inc. ...................      5,765,717              -        -          6,622,340
Integrated Silicon Solution Inc. ..........     18,572,876              -        -          4,769,788
Lo-Jack Corp. .............................      7,235,417              -        -          5,953,200
MSC Software Corp. ........................     26,399,405              -        -         14,642,448

5. Federal Income Tax Status

As of July 31, 2002, the Fund had a net capital loss carryover of approximately $76,000 which will be available through July 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $10,653,000 during fiscal 2002.

As of July 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:





                                                                   FOR THE SIX                          FOR THE YEAR
                                                                   MONTHS ENDED                            ENDED
                                                                JANUARY 31, 2003+                      JULY 31, 2002+
                                                        ----------------------------------   ----------------------------------
                                                                   (unaudited)
                                                             SHARES            AMOUNT             SHARES            AMOUNT
                                                        ---------------   ----------------   ---------------   ----------------
CLASS A SHARES
Sold ................................................         981,990      $   12,725,226        3,800,586      $   58,831,469
Reinvestment of dividends and distributions .........               -                   -           53,827             821,937
Redeemed ............................................      (1,010,698)        (13,191,650)      (1,223,288)        (18,480,013)
                                                           ----------      --------------       ----------      --------------
Net increase (decrease) - Class A ...................         (28,708)           (466,424)       2,631,125          41,173,393
                                                           ----------      --------------       ----------      --------------
CLASS B SHARES
Sold ................................................       1,555,340          19,497,996       28,657,395         429,983,204
Reinvestment of dividends and distributions .........               -                   -          740,427          10,958,318
Redeemed ............................................      (8,440,900)       (104,903,046)     (15,769,892)       (228,864,461)
                                                           ----------      --------------      -----------      --------------
Net increase (decrease) - Class B ...................      (6,885,560)        (85,405,050)      13,627,930         212,077,061
                                                           ----------      --------------      -----------      --------------
CLASS C SHARES
Sold ................................................         141,008           1,760,529        2,665,216          39,954,173
Reinvestment of dividends and distributions .........               -                   -           49,649             734,317
Redeemed ............................................        (523,092)         (6,516,797)        (968,026)        (14,181,820)
                                                           ----------      --------------      -----------      --------------
Net increase (decrease) - Class C ...................        (382,084)         (4,756,268)       1,746,839          26,506,670
                                                           ----------      --------------      -----------      --------------
CLASS D SHARES
Sold ................................................         950,722          12,495,514        7,689,828         120,778,221
Reinvestment of dividends and distributions .........               -                   -           71,729           1,106,053
Redeemed ............................................      (1,415,232)        (18,433,095)      (1,896,234)        (28,607,673)
                                                           ----------      --------------      -----------      --------------
Net increase (decrease) - Class D ...................        (464,510)         (5,937,581)       5,865,323          93,276,601
                                                           ----------      --------------      -----------      --------------
Net increase (decrease) in Fund .....................      (7,760,862)     $  (96,565,323)      23,871,217      $  373,033,725
                                                           ==========      ==============      ===========      ==============

------------
+ On April 5, 2002, upon the attainment of $1 billion in net assets, the Fund suspended the offering of its shares to new investors. On November 4, 2002, the Fund recommenced offering its shares to new investors.

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                 JANUARY 31, 2003
                                             ------------------------
                                                    (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .......         $13.56
                                                     ------
Income (loss) from investment
 operations:
 Net investment income (loss)[+/+] .........         (0.01)
 Net realized and unrealized gain
  (loss) ...................................         (0.85)
                                                     ------
Total income (loss) from investment
 operations ................................         (0.86)
                                                     ------
Less dividends and distributions from:
 Net investment income .....................             -
 Net realized gain .........................             -
                                                     ------
Total dividends and distributions ..........             -
                                                     ------
Net asset value, end of period .............         $12.70
                                                     ======
Total Return+ ..............................          (6.34)%(1)
Ratios to Average Net Assets:
Expenses ...................................           1.31 %(2)(3)
Net investment income (loss) ...............          (0.09)%(2)(3)
Supplemental Data:
Net assets, end of period, in thousands.....        $52,130
Portfolio turnover rate ....................             27 %(1)



                                                                     FOR THE YEAR ENDED JULY 31,
                                             ----------------------------------------------------------------------------
                                                  2002           2001             2000             1999           1998
                                             ------------- ---------------- ---------------- ---------------- -----------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .......  $15.67             $11.79           $10.89          $11.68       $12.21
                                              ------             ------           ------          ------       ------
Income (loss) from investment
 operations:
 Net investment income (loss)[+/+] .........    0.01               0.13             0.08            0.06         0.03
 Net realized and unrealized gain
  (loss) ...................................   (1.76)              3.75             0.83            0.38         0.32
                                              ------             ------           ------          ------       ------
Total income (loss) from investment
 operations ................................   (1.75)              3.88             0.91            0.44         0.35
                                              ------             ------           ------          ------       ------
Less dividends and distributions from:
 Net investment income .....................   (0.06)                 -                -               -            -
 Net realized gain .........................   (0.30)                 -            (0.01)          (1.23)       (0.88)
                                              ------             ------           ------          ------       ------
Total dividends and distributions ..........   (0.36)                 -            (0.01)          (1.23)       (0.88)
                                              ------             ------           ------          ------       ------
Net asset value, end of period .............  $13.56             $15.67           $11.79          $10.89       $11.68
                                              ======             ======           ======          ======       ======
Total Return+ ..............................  (11.43)%            32.91%            8.32%           4.94%        2.79%
Ratios to Average Net Assets:
Expenses ...................................    1.19 %(3)          1.18%(3)         1.23%(3)        1.22%(3)     1.20%
Net investment income (loss) ...............    0.12 %(3)          0.87%(3)         0.75%(3)        0.59%(3)     0.25%

Supplemental Data:
Net assets, end of period, in thousands..... $56,064            $23,532           $7,105          $6,689       $7,265
Portfolio turnover rate ....................      72 %               85%              69%             74%         123%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued


                                                      FOR THE SIX
                                                     MONTHS ENDED
                                                   JANUARY 31, 2003
                                               ------------------------
                                                       (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period .........           $13.08
                                                         ------
Income (loss) from investment
 operations:
 Net investment income (loss)[+/+] ...........            (0.05)
 Net realized and unrealized gain
  (loss) .....................................            (0.83)
                                                         ------
Total income (loss) from investment
 operations ..................................            (0.88)
                                                         ------
Less distributions from net realized
 gain ........................................               -
                                                         ------
Net asset value, end of period ...............           $12.20
                                                         ======
Total Return+ ................................            (6.73)%(1)
Ratios to Average Net Assets:
Expenses .....................................             2.06 %(2)(3)
Net investment income (loss) .................            (0.84)%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands ...................................         $463,760
Portfolio turnover rate ......................               27 %(1)



                                                                      FOR THE YEAR ENDED JULY 31,
                                               --------------------------------------------------------------------------
                                                       2002              2001              2000               1999
                                               ------------------- ---------------- ------------------ ------------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period .........       $15.18            $11.51           $10.71               $11.59
                                                     ------            ------           ------               ------
Income (loss) from investment
 operations:
 Net investment income (loss)[+/+] ...........        (0.09)             0.01             0.00                (0.02)
 Net realized and unrealized gain
  (loss) .....................................        (1.71)             3.66             0.81                 0.37
                                                     ------            ------           ------               ------
Total income (loss) from investment
 operations ..................................        (1.80)             3.67             0.81                 0.35
                                                     ------            ------           ------               ------
Less distributions from net realized
 gain ........................................        (0.30)                -            (0.01)               (1.23)
                                                     ------            ------           ------              -------
Net asset value, end of period ...............       $13.08            $15.18           $11.51               $10.71
                                                     ======            ======           ======              =======
Total Return+ ................................       (12.08)%           31.89%            7.53 %               4.14 %
Ratios to Average Net Assets:
Expenses .....................................         1.95 %(3)         1.94%(3)         2.00 %(3)            1.99 %(3)
Net investment income (loss) .................        (0.64)%(3)         0.11%(3)        (0.02)%(3)           (0.18)%(3)
Supplemental Data:
Net assets, end of period, in
 thousands ...................................     $587,241          $474,538         $202,446             $269,916
Portfolio turnover rate ......................           72 %              85%              69 %                 74 %



                                               FOR THE YEAR
                                                 ENDED JULY
                                                    31,
                                               -------------
                                                    1998
                                               -------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period .........     $12.21
                                                   ------
Income (loss) from investment
 operations:
 Net investment income (loss)[+/+] ...........      (0.05)
 Net realized and unrealized gain
  (loss) .....................................       0.31
                                                   ------
Total income (loss) from investment
 operations ..................................       0.26
                                                   ------


Less distributions from net realized
 gain ........................................      (0.88)
                                                   ------
Net asset value, end of period ...............     $11.59
                                                   ======
Total Return+ ................................       2.02 %
Ratios to Average Net Assets:
Expenses .....................................       1.94 %
Net investment income (loss) .................      (0.36)%
Supplemental Data:
Net assets, end of period, in
 thousands ...................................   $372,933
Portfolio turnover rate ......................        123 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued


                                                      FOR THE SIX
                                                     MONTHS ENDED
                                                   JANUARY 31, 2003
                                               ------------------------
                                                      (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period .........         $13.08
                                                       ------
Income (loss) from investment
 operations:
 Net investment income (loss)[+/+] ...........          (0.05)
 Net realized and unrealized gain
  (loss) .....................................          (0.83)
                                                       ------
Total income (loss) from investment
 operations ..................................          (0.88)
                                                       ------
Less dividends and distributions from:
 Net investment income .......................              -
 Net realized gain ...........................              -
                                                       ------
Total dividends and distributions ............              -
                                                       ------
Net asset value, end of period ...............         $12.20
                                                       ======
Total Return+ ................................          (6.80)%(1)
Ratios to Average Net Assets:
Expenses .....................................           2.06 %(2)(3)
Net investment income (loss) .................          (0.84)%(2)(3)

Supplemental Data:
Net assets, end of period, in
 thousands ...................................        $33,722
Portfolio turnover rate ......................             27 %(1)



                                                                     FOR THE YEAR ENDED JULY 31,
                                               ------------------------------------------------------------------------
                                                       2002              2001             2000              1999
                                               ------------------- ---------------- ---------------- ------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period .........      $15.20               $11.52           $10.72          $11.59
                                                    ------               ------           ------          ------
Income (loss) from investment
 operations:
 Net investment income (loss)[+/+] ...........       (0.10)                0.03             0.00           (0.01)
 Net realized and unrealized gain
  (loss) .....................................       (1.69)                3.65             0.81            0.37
                                                    ------               ------           ------          ------
Total income (loss) from investment
 operations ..................................       (1.79)                3.68             0.81            0.36
                                                    ------               ------           ------          ------
Less dividends and distributions from:
 Net investment income .......................       (0.03)                   -                -               -
 Net realized gain ...........................       (0.30)                   -            (0.01)          (1.23)
                                                    ------               ------           ------          ------
Total dividends and distributions ............       (0.33)                   -            (0.01)          (1.23)
                                                    ------               ------           ------          ------
Net asset value, end of period ...............      $13.08               $15.20           $11.52          $10.72
                                                    ======               ======           ======          ======
Total Return+ ................................      (12.03)%              31.94%            7.52%           4.24 %
Ratios to Average Net Assets:
Expenses .....................................        1.95 %(3)            1.92%(3)         1.98%(3)        1.88 %(3)
Net investment income (loss) .................       (0.64)%(3)            0.13%(3)         0.00%(3)       (0.07)%(3)

Supplemental Data:
Net assets, end of period, in
 thousands ...................................     $41,147              $21,280           $4,905          $4,962
Portfolio turnover rate ......................          72 %                 85%              69%             74 %



                                               FOR THE YEAR
                                                ENDED JULY
                                                   31,
                                               -----------
                                                   1998
                                               -----------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period .........   $12.21
                                                 ------
Income (loss) from investment
 operations:
 Net investment income (loss)[+/+] ...........    (0.06)
 Net realized and unrealized gain
  (loss) .....................................     0.32
                                                 ------
Total income (loss) from investment
 operations ..................................     0.26
                                                 ------
Less dividends and distributions from:
 Net investment income .......................        -
 Net realized gain ...........................    (0.88)
                                                 ------
Total dividends and distributions ............    (0.88)
                                                 ------
Net asset value, end of period ...............   $11.59
                                                 ======
Total Return+ ................................     2.02 %
Ratios to Average Net Assets:
Expenses .....................................     1.95 %
Net investment income (loss) .................    (0.50)%
Supplemental Data:
Net assets, end of period, in
 thousands ...................................   $4,728
Portfolio turnover rate ......................      123 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued


                                              FOR THE SIX
                                              MONTHS ENDED
                                            JANUARY 31, 2003
                                          -------------------
                                               (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .......    $13.72
                                                ------
Income (loss) from investment
 operations:
 Net investment income[+/+] ................     0.01
 Net realized and unrealized gain
  (loss) ...................................    (0.87)
                                               ------
Total income (loss) from investment
 operations ................................    (0.86)
                                               ------
Less dividends and distributions from:
 Net investment income .....................        -
 Net realized gain .........................        -
                                               ------
Total dividends and distributions ..........        -
                                               ------
Net asset value, end of period .............   $12.86
                                               ======
Total Return+ ..............................    (6.27)%(1)
Ratios to Average Net Assets:
Expenses ...................................     1.06 %(2)(3)
Net investment income ......................     0.16 %(2)(3)

Supplemental Data:
Net assets, end of period, in thousands.....  $91,117
Portfolio turnover rate ....................       27 %(1)



                                                                     FOR THE YEAR ENDED JULY 31,
                                             ----------------------------------------------------------------------------
                                                  2002           2001             2000             1999           1998
                                             ------------- ---------------- ---------------- ---------------- -----------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .......     $15.81           $11.87           $10.94           $11.71       $12.21
                                                 ------           ------           ------           ------       ------
Income (loss) from investment
 operations:
 Net investment income[+/+] ................       0.05             0.23             0.09             0.09         0.06
 Net realized and unrealized gain
  (loss) ...................................      (1.77)            3.71             0.85             0.37         0.32
                                                 ------           ------           ------           ------       ------
Total income (loss) from investment
 operations ................................      (1.72)            3.94             0.94             0.46         0.38
                                                 ------           ------           ------           ------       ------
Less dividends and distributions from:
 Net investment income .....................      (0.07)               -                -                -             -
 Net realized gain .........................      (0.30)               -            (0.01)           (1.23)        (0.88)
                                                 ------           ------           ------           ------        ------
Total dividends and distributions ..........      (0.37)               -            (0.01)           (1.23)        (0.88)
                                                 ------           ------           ------           ------        ------
Net asset value, end of period .............     $13.72           $15.81           $11.87           $10.94        $11.71
                                                 ======           ======           ======           ======        ======
Total Return+ ..............................     (11.20)%          33.28%            8.56%            5.11%         3.04%
Ratios to Average Net Assets:
Expenses ...................................       0.95 %(3)        0.94%(3)         1.00%(3)         0.99%(3)      0.94%
Net investment income ......................       0.36 %(3)        1.11%(3)         0.98%(3)         0.82%(3)      0.50%

Supplemental Data:
Net assets, end of period, in thousands.....   $103,561          $26,629        $   1,875           $1,268        $1,448
Portfolio turnover rate ....................         72 %             85%              69%              74%          123%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
James F. Higgins
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

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[GRAPHIC OMITTED]

Morgan Stanley
Special Value Fund



Semiannual Report
January 31, 2003

------------------------

38424RPT-10167C03-AP-2/03